Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Telesat Corp [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning	900,789
Weighted average exercise price at beginning (in Dollars per share)	$ 48.77
Number of options, Cancelled (in Shares) | shares
Number of options, Granted
Number of options, Forfeited	(107,122)
Number of options, Exercised
Number of options, Exchanged upon close of Transaction (in Shares) | shares		900,789
Number of options, Expired
Number of options outstanding at ending	793,667	900,789
Weighted average exercise price,outstanding ending (in Dollars per share)	$ 50.3	$ 48.77
Telesat Corporation time vesting options [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning
Weighted average exercise price at beginning (in Dollars per share)
Number of options, Granted	285,149
Number of options outstanding at ending	285,149
Weighted average exercise price,outstanding ending (in Dollars per share)	$ 16.64
Time vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning		7,948,568
Weighted average exercise price at beginning (in Dollars per share)		$ 25.83
Number of options, Cancelled (in Shares) | shares		(6,197,775)
Number of options, Granted		77,500
Number of options, Forfeited		(46,761)
Number of options, Exercised		(600)
Number of options, Exchanged upon close of Transaction (in Shares) | shares		(1,780,932)
Number of options, Expired
Number of options outstanding at ending
Weighted average exercise price,outstanding ending (in Dollars per share)
Performance vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning		406,262
Weighted average exercise price at beginning (in Dollars per share)		$ 11.07
Number of options, Cancelled (in Shares) | shares
Number of options, Granted
Number of options, Forfeited		(9,229)
Number of options, Exercised
Number of options, Exchanged upon close of Transaction (in Shares) | shares		(397,033)
Number of options, Expired
Number of options outstanding at ending
Weighted average exercise price,outstanding ending (in Dollars per share)